UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:
June 30, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Minot Capital Management, LLC
Address:
One International Place
26th Floor, Suite 2601
Boston, MA 02110


13F File Number:28-10351

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Robert Hardy

Title:
Chief Financial Officer

Phone:
617-589-4520

Signature,
Place,
and Date of Signing:
Robert Hardy
Boston, MA
August 8, 2005
Report Type (Check only one.):


[ ]       13F HOLDINGS REPORT.

[X]      13F NOTICE.

[  ]      13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



MINOT CAPITAL MANAGEMENT LLC CEASED INVESTMENT OPERATIONS DURING
THE MONTH OF JUNE 2005.
AS OF JUNE 30, 2005 THERE WERE NO SECURITY HOLDINGS.
THIS WILL SERVE AS OUR FINAL 13F NOTICE AND WE WILL NOT FILE ANY
ADDITIONAL FORMS.
PLEASE CONTACT ROB HARDY IF ANY ADDITIONAL FILING IS REQUIRED
AT 617-589-4520.


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 0

Form 13F Information Table Value Total: $0 (x1000)


List of Other Included Managers:  NONE

No.  13F File Number
Name

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
			TITLE OF			VALUE	SHARES/		SH/	PUT/	INVEST	OTHER	VOTING AUTHORITY
NAME OF ISSUER		CLASS		CUSIP		(X1000)	PRN AMT		PRN	CALL	DSCRTN	MNGRS	SOLE	SHARED	NONE



REPORT SUMMARY		0 DATA RECORDS